Pension and other post-employment benefit plans	12 Months Ended
Dec. 31, 2018
Disclosure Pension And Other Postemployment Benefit Plans [Line Items]
Pension and other post-employment benefit plans [text block]

Note 29 Pension and other post-employment benefit plans

The table below provides a breakdown of expenses related to pension and other post-employment benefit plans recognized in the income statement within Personnel expenses.

Income statement – expenses related to pension and other post-employment benefit plans
USD million	31.12.18	31.12.17	31.12.16
Net periodic expenses for defined benefit plans	188	481	440
of which: related to major pension plans[1]	186	460	417
of which: Swiss plan[2]	153	414	386
of which: UK plan	11	15	(2)
of which: US and German plans	22	31	34
of which: related to post-employment medical insurance plans[3]	(11)	3	4
of which: UK plan	1	1	1
of which: US plans	(12)	2	3
of which: related to remaining plans and other expenses[4]	13	17	19
Expenses for defined contribution plans[5]	268	243	238
of which: UK plans	80	72	78
of which: US plan	127	110	107
of which: remaining plans	61	61	53
Total pension and other post-employment benefit plan expenses[6]	457	723	678
1 Refer to Note 29a for more information. 2 Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 29a for more information on these changes. 3 Refer to Note 29b for more information. 4 Other expenses include differences between actual and estimated performance award accruals. 5 Refer to Note 29c for more information. 6 Refer to Note 6.

The table below provides a breakdown of amounts recognized in Other comprehensive income for defined benefit plans.

Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.18	31.12.17	31.12.16
Major pension plans[1]	(230)	253	(842)
of which: Swiss plan	(352)	(79)	(94)
of which: UK plan	130	304	(623)
of which: US and German plans	(8)	28	(126)
Post-employment medical insurance plans[2]	7	1	(13)
of which: UK plan	3	1	(5)
of which: US plans	4	0	(7)
Remaining plans	3	31	(26)
Gains / (losses) recognized in other comprehensive income, before tax	(220)	286	(880)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	276	11	51
Gains / (losses) recognized in other comprehensive income, net of tax[3]	56	296	(829)
1 Refer to Note 29a for more information. 2 Refer to Note 29b for more information. 3 Refer to the “Statement of comprehensive income.”

UBS recognizes assets and liabilities with respect to defined benefit plans within Other non-financial assets and Other non-financial liabilities.

As of 31 December 2018 and 31 December 2017, the Swiss pension plan was in a surplus situation. However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit. Since the estimated future economic benefit was zero as of 31 December 2018 and 31 December 2017, no net defined benefit pension asset was recognized on the balance sheet.

The table below provides a breakdown of liabilities recognized on the balance sheet within Other non-financial liabilities related to defined benefit plans.

Balance sheet – net defined benefit pension and post-employment liability
USD million	31.12.18	31.12.17
Major pension plans[1]	671	825
of which: Swiss plan	0	0
of which: UK plan	160	275
of which: US and German plans[2]	511	550
Post-employment medical insurance plans[3]	62	88
of which: UK plan	22	27
of which: US plans	40	61
Remaining plans	42	36
Total net defined benefit pension and post-employment liability[4]	775	949
1 Refer to Note 29a for more information. 2 Of the total liability recognized as of 31 December 2018, USD 137 million related to US plans and USD 374 million related to German plans (31 December 2017: USD 153 million and USD 398 million, respectively). 3 Refer to Note 29b for more information. 4 Refer to Note 22.

a) Defined benefit pension plans

UBS has established defined benefit pension plans for its employees in various jurisdictions, with the major plans located in Switzerland, the UK, the US and Germany.

The overall investment policy and strategy for UBS’s defined benefit pension plans is guided by the objective of achieving an investment return that, together with contributions, ensures that there will be sufficient assets to pay pension benefits as they fall due while also mitigating various risks. For the plans with assets, i.e. funded plans, the investment strategies are managed under local laws and regulations in each jurisdiction. The asset allocation is determined by the governance body with reference to the current and expected economic and market conditions and in consideration of specific asset class risk in the risk profile. Within this framework, UBS ensures that the fiduciaries consider how the asset investment strategy correlates with the maturity profile of the plan liabilities and the respective potential effect on the funded status of the plans, including potential short-term liquidity requirements.

The defined benefit obligations (DBOs) for all of UBS’s defined benefit pension plans are directly affected by changes in yields of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan, as the applicable discount rate used to determine the DBO is based on these yields. For the funded plans, the pension assets are invested in a diversified portfolio of financial assets, including real estate, bonds, investment funds and cash, across geographic regions, to ensure a balance of risk and return. Under IFRS, volatility arises in each pension plan’s net asset / liability position because the fair value of the plan’s financial assets is not fully correlated to movements in the value of the plan’s DBO. Specific asset-liability matching strategies for each pension plan are independently determined by the responsible governance body. The net asset / liability volatility for each plan is dependent on the specific financial assets chosen by each plan’s governance body. For certain pension plans, a liability-driven investment approach is applied to a portion of the plan assets to reduce potential volatility.

Swiss pension plan

The Swiss pension plan covers employees of UBS AG and employees of companies having close economic or financial ties with UBS AG, and exceeds the minimum benefit requirements under Swiss pension law.

Contributions to the pension plan are paid by both the employer and the employees. The Swiss pension plan allows employees to choose the level of contributions paid by them. Employee contributions are calculated as a percentage of the contributory salary and are deducted monthly. The percentages deducted from salary depend on age and choice of contribution category and vary between 1% and 13.5% of contributory base salary and between 0% and 9% of contributory variable compensation. Depending on the age of the employee, UBS pays a contribution that ranges between 6.5% and 27.5% of contributory base salary and between 3.6% and 9% of contributory variable compensation. UBS also pays risk contributions that are used to finance benefits paid out in the event of death and disability, as well as to finance bridging pensions.

The plan benefits include retirement, disability and survivor benefits. The pension plan offers to members at the normal retirement age of 64 a choice between a lifetime pension with or without full restitution and a partial or full lump sum payment. Members can draw early retirement benefits starting from the age of 58. Employees have the opportunity to make additional purchases of benefits to fund early retirement benefits (Plan 58+).

The pension amount payable is a result of the conversion rate applied on the accumulated balance of the individual plan participant’s pension account at the retirement date. The accumulated balance of each individual plan participant’s pension account is based on credited vested benefits transferred from previous employers, purchases of benefits, and the employee and employer contributions that have been made to the pension account of each individual plan participant, as well as the interest accrued on the accumulated balance. The interest rate accrued is defined annually by the Pension Foundation Board.

Although the Swiss pension plan is based on a defined contribution promise under Swiss pension law, it is accounted for as a defined benefit plan under IFRS, primarily because of the obligation to accrue interest on the pension accounts and the payment of lifetime pension benefits.

The Swiss pension plan is governed by a Pension Foundation Board. The responsibilities of this board are defined by Swiss pension law and by the plan rules. An actuarial valuation under Swiss pension law is performed regularly. According to Swiss pension law, a temporary limited underfunding is permitted. However, should an underfunded situation occur, the Pension Foundation Board is required to take the necessary measures to ensure that full funding can be expected to be restored within a maximum period of 10 years. If a Swiss pension plan were to become significantly underfunded on a Swiss pension law basis, additional employer and employee contributions could be required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to cover more than 50% of the additional contributions required. As of 31 December 2018, the Swiss pension plan had a technical funding ratio under Swiss pension law of 124.2% (31 December 2017: 131.9%).

The investment strategy of the Swiss plan is implemented on the basis of a multi-level investment and risk management process and complies with Swiss pension law, including the rules and regulations relating to diversification of plan assets. These rules, among others, specify restrictions on the composition of plan assets; e.g., there is a limit of 50% for investments in equities. The investment strategy of the Swiss plan is aligned with the defined risk budget set out by the Pension Foundation Board. The risk budget is determined on the basis of regularly performed asset and liability management analyses. In order to implement the risk budget, the Swiss plan may use direct investments, investment funds and derivatives. To mitigate foreign currency risk, a specific currency hedging strategy is in place. The Pension Foundation Board strives for a medium- and long-term balance between assets and liabilities.

As of 31 December 2018, the Swiss pension plan was in a surplus situation on an IFRS measurement basis, as the fair value of plan assets exceeded the DBO by USD 3,274 million (31 December 2017: surplus of USD 3,237 million). However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit, which equals the difference between the present value of the estimated future net service cost and the present value of the estimated future employer contributions. The maximum future economic benefit is highly variable based on changes in the discount rate. As of both 31 December 2018 and 31 December 2017, the estimated future economic benefit was zero and hence no net defined benefit asset was recognized on the balance sheet. As of 31 December 2018, the difference between the pension plan surplus and the estimated future economic benefit, i.e., the asset ceiling effect, was USD 3,274 million (31 December 2017: USD 3,237 million).

Changes to the Swiss pension plan

As a result of the effects of continuing low and in some cases negative interest rates, diminished investment return expectations and increasing life expectancy, the pension fund of UBS in Switzerland and UBS agreed to measures that have taken effect from the start of 2019 to support the long-term financial stability of the Swiss pension fund. As a result, the conversion rate was lowered, the regular retirement age was increased to 65, employee contributions were increased to vary between 2.5% and 13.5% of the contributory base salary, and savings contributions start from age 20 instead of the previous starting age of 25. Pensions already in payment on 1 January 2019 were not affected by these measures.

To mitigate the effects of the reduction of the conversion rate on future pensions, UBS will make a payment to employees’ retirement assets in the Swiss pension fund of up to USD 734 million in three installments in 2020, 2021 and 2022.

In accordance with IFRS, these measures led to a reduction in the pension obligation recognized by UBS, resulting in a pre-tax gain of USD 241 million in 2018. In addition, 2018 service costs were lower by USD 59 million due to the decrease in benefits. These effects were recognized as a reduction in Personnel expenses within the income statement across the business divisions and Corporate Center, with a corresponding effect in Other comprehensive income, as the Swiss pension plan was in a surplus situation that could not be recognized due to the IFRS asset ceiling restriction. If the Swiss pension plan remains in an asset ceiling position, the three annual payments, adjusted for expected forfeitures, are expected to reduce total equity by approximately USD 210 million per year over the installment period, with no effect on the income statement.

The employer contributions expected to be made to the Swiss pension plan in 2019 are estimated to be USD 454 million.

Non-Swiss pension plans

UBS locations outside of Switzerland established various defined benefit pension plans in accordance with local regulations and practices. The non-Swiss locations with major defined benefit pension plans are the UK, the US and Germany. Defined benefit pension plans in other locations are not material to the financial results of UBS and hence not separately disclosed.

The non-Swiss plans provide benefits in the event of retirement, death or disability. The level of benefits provided depends on the specific rate of benefit accrual and the level of employee compensation. UBS’s general principle is to ensure that the plans are adequately funded on the basis of actuarial valuations. Local pension regulations and tax requirements are the primary drivers for determining when contributions are required.

UK pension plan

The UK plan is a career-average revalued earnings scheme, and benefits increase automatically based on UK price inflation. The normal retirement age for participants in the UK plan is 60. Since 2000, the UK plan has been closed to new entrants and, since 2013, pension plan participants are no longer accruing benefits for current or future service. Employees instead participate in the UK defined contribution plan.

The governance responsibility for the UK plan lies jointly with the Pension Trustee Board, which is required under local pension laws, and UBS. The employer contributions to the pension fund reflect agreed-upon deficit funding contributions, which are determined on the basis of the most recent actuarial valuation using assumptions agreed by the Pension Trustee Board and UBS. In the event of underfunding, UBS and the Pension Trustee Board must agree on a deficit recovery plan within statutory deadlines. In 2018 and 2017, UBS did not make any deficit funding contributions.

The plan assets are invested in a diversified portfolio of financial assets. A liability-driven investment approach is applied, as a portion of the plan assets is invested in inflation-indexed bonds that provide a partial hedge against price inflation. If price inflation increases, the DBO is likely to increase by more than the change in the fair value of plan assets, which would result in an increase in the net defined benefit liability. Plan rules and local pension legislation cap the level of inflationary increase that can be applied to plan benefits.

As the plan is obligated to provide guaranteed lifetime pension benefits to plan participants upon retirement, increases in life expectancy will result in an increase in the plan’s liabilities. The sensitivity to changes in life expectancy is particularly high in the UK plan as the pension benefits are indexed to price inflation.

As of 31 December 2018, the UK plan was in a deficit situation on an IFRS measurement basis as the DBO exceeded the fair value of plan assets by USD 160 million (31 December 2017: deficit of USD 275 million).

Following the most recent triennial statutory actuarial valuation as of 30 June 2017, UBS agreed to minimum cash contributions of USD 26 million in 2019 and USD 13 million in 2020. Total contributions expected to be made to the UK defined benefit pension plan in 2019 are estimated at USD 128 million, subject to regular funding reviews during the year.

In addition, UBS and the Pension Trustee Board have entered into an arrangement whereby a collateral pool was established to provide security for the pension fund, effective 31 January 2019, at a value of USD 574 million. The collateral pool includes corporate bonds and government-related debt instruments. The Pension Trustee Board and UBS may agree adjustments to the collateral pool value in the future. The arrangement provides the Pension Trustee Board dedicated access to a pool of assets in the event of UBS’s insolvency or not paying a required deficit funding contribution.

Following a UK High Court ruling requiring pension trustees to equalize benefits for men and women in relation to guaranteed minimum pensions (GMP), UBS recorded an increase of USD 4 million in the DBO, resulting in a corresponding loss recognized in the income statement in 2018.

US pension plans

There are two distinct major defined benefit pension plans in the US, both with a normal retirement age of 65. Since 1998 and 2001, respectively, the plans have been closed to new entrants, who instead can participate in defined contribution plans.

One of the major defined benefit pension plans is a contribution-based plan in which each participant accrues a percentage of salary in a pension account. The pension account is credited annually with interest based on a rate that is linked to the average yield on one-year US government bonds. For the other major defined benefit pension plan, retirement benefits accrue based on the career-average earnings of each individual plan participant. Former employees with vested benefits have the option to take a lump sum payment or a lifetime annuity commencing early or at retirement age.

As required under local state pension laws, both plans have fiduciaries who, together with UBS, are responsible for the governance of the plans. UBS regularly reviews the contribution strategy for these plans, considering local statutory funding rules and the cost of any premiums that must be paid to the Pension Benefit Guaranty Corporation for having an underfunded plan. In 2018, the contributions made by UBS were USD 42 million (2017: USD 92 million).

The plan assets for both plans are invested in a diversified portfolio of financial assets. Each pension plan’s fiduciaries are responsible for the investment decisions with respect to the plan assets. Both US plans apply a liability-driven investment approach to support the volatility management in the net asset / liability position. Derivative instruments may also be employed to manage volatility.

The employer contributions expected to be made to the US defined benefit pension plans in 2019 are estimated at USD 9 million.

German pension plans

There are two different defined benefit pension plans in Germany, and both are contribution-based plans. No plan assets are set aside to fund these plans, and benefits are paid directly by UBS. The normal retirement age for the participants in the German plans is 65. Within the larger of the two plans, each participant accrues a percentage of salary in a pension account. The accumulated account balance of the plan participant is credited on an annual basis with guaranteed interest at a rate of 5%. In the other plan, amounts are accrued annually based on employee elections. For this plan, the accumulated account balance is credited on an annual basis with a guaranteed interest rate of 6% for amounts accrued before 2010, of 4% for amounts accrued from 2010 to 2017 and of 0.9% for amounts accrued after 2017. Both plans are regulated under German pension law, under which the responsibility to pay pension benefits when they are due rests entirely with UBS. For these plans, a portion of the pension payments is directly increased in line with price inflation.

The benefits expected to be paid by UBS to the participants of the German plans in 2019 are estimated at USD 11 million.

Financial information by plan

The tables on the following pages provide an analysis of the movement in the net asset / liability recognized on the balance sheet for defined benefit pension plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Defined benefit pension plans
USD million	Swiss plan		UK plan		US and German plans		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Defined benefit obligation at the beginning of the year	23,419	22,465	3,744	3,639	1,816	1,725	28,978	27,830
Current service cost	405	456	0	0	7	9	413	465
Interest expense	151	166	93	102	55	63	299	331
Plan participant contributions	218	208	0	0	0	0	218	208
Remeasurements	(242)	301	(266)	(88)	(69)	82	(577)	295
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	6	(18)	(82)	(5)	(5)	(23)	(81)
of which: actuarial (gains) / losses due to changes in financial assumptions	(639)	141	(257)	44	(69)	86	(964)	271
of which: experience (gains) / losses[1]	397	154	8	(50)	5	2	410	105
Past service cost related to plan amendments	(241)	0	4	0	0	0	(237)	0
Curtailments	(20)	(50)	0	0	0	0	(20)	(50)
Benefit payments	(954)	(1,121)	(202)	(256)	(112)	(109)	(1,268)	(1,487)
Other movements	0	(8)	0	0	0	0	0	(8)
Foreign currency translation	(170)	1,001	(181)	347	(18)	47	(369)	1,395
Defined benefit obligation at the end of the year	22,566	23,419	3,192	3,744	1,679	1,816	27,437	28,978
of which: amounts owed to active members	10,452	10,741	146	180	226	255	10,823	11,176
of which: amounts owed to deferred members	0	0	1,434	1,930	606	645	2,040	2,575
of which: amounts owed to retirees	12,114	12,678	1,612	1,634	847	916	14,574	15,228
Fair value of plan assets at the beginning of the year	26,656	24,184	3,469	3,120	1,265	1,124	31,390	28,428
Return on plan assets excluding amounts included in interest income	(523)	1,640	(136)	215	(77)	110	(736)	1,965
Interest income	177	181	86	88	44	44	306	313
Employer contributions	505	485	0	0	51	100	556	585
Plan participant contributions	218	208	0	0	0	0	218	208
Benefit payments	(954)	(1,121)	(202)	(256)	(112)	(109)	(1,268)	(1,487)
Administration expenses, taxes and premiums paid	(11)	(10)	0	0	(3)	(4)	(14)	(15)
Foreign currency translation	(228)	1,090	(185)	302	0	0	(412)	1,392
Fair value of plan assets at the end of the year	25,839	26,656	3,032	3,469	1,168	1,265	30,039	31,390
Asset ceiling effect at the beginning of the year	3,237	1,718	0	0	0	0	3,237	1,718
Interest expense on asset ceiling effect	23	13	0	0	0	0	23	13
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	71	1,417	0	0	0	0	71	1,417
Foreign currency translation	(58)	89	0	0	0	0	(58)	89
Asset ceiling effect at the end of the year	3,274	3,237	0	0	0	0	3,274	3,237
Net defined benefit asset / (liability)	0	0	(160)	(275)	(511)	(550)	(671)	(825)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(275)	(519)	(550)	(601)	(825)	(1,120)
Net periodic expenses recognized in net profit	(153)	(414)	(11)	(15)	(22)	(31)	(186)	(460)
Gains / (losses) recognized in other comprehensive income	(352)	(79)	130	304	(8)	28	(230)	253
Employer contributions	505	485	0	0	51	100	556	585
Other movements	0	8	0	0	0	0	0	8
Foreign currency translation	0	0	(4)	(45)	18	(47)	14	(91)
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(160)	(275)	(511)	(550)	(671)	(825)

Funded and unfunded plans
Defined benefit obligation from funded plans	22,566	23,419	3,192	3,744	1,219	1,324	26,976	28,487
Defined benefit obligation from unfunded plans	0	0	0	0	460	492	460	492
Plan assets	25,839	26,656	3,032	3,469	1,168	1,265	30,039	31,390
Surplus / (deficit)	3,274	3,237	(160)	(275)	(511)	(550)	2,603	2,412
Asset ceiling effect	3,274	3,237	0	0	0	0	3,274	3,237
Net defined benefit asset / (liability)	0	0	(160)	(275)	(511)	(550)	(671)	(825)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
Analysis of amounts recognized in net profit
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Current service cost	405	456	0	0	7	9	413	465
Interest expense related to defined benefit obligation	151	166	93	102	55	63	299	331
Interest income related to plan assets	(177)	(181)	(86)	(88)	(44)	(44)	(306)	(313)
Interest expense on asset ceiling effect	23	13	0	0	0	0	23	13
Administration expenses, taxes and premiums paid	11	10	0	0	3	4	14	15
Past service cost related to plan amendments	(241)	0	4	0	0	0	(237)	0
Curtailments	(20)	(50)	0	0	0	0	(20)	(50)
Net periodic expenses recognized in net profit	153	414	11	15	22	31	186	460

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Remeasurement of defined benefit obligation	242	(301)	266	88	69	(82)	577	(295)
Return on plan assets excluding amounts included in interest income	(523)	1,640	(136)	215	(77)	110	(736)	1,965
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(71)	(1,417)	0	0	0	0	(71)	(1,417)
Total gains / (losses) recognized in other comprehensive income, before tax	(352)	(79)	130	304	(8)	28	(230)	253

The table below provides information on the duration of the DBO and the timing for expected benefit payments.

	Swiss plan		UK plan		US and German plans[1]
	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Duration of the defined benefit obligation (in years)	14.5	15.1	19.5	20.0	9.8	10.6
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	1,153	1,149	82	83	108	108
Benefits expected to be paid between 1 and 3 years	2,356	2,294	187	182	216	217
Benefits expected to be paid between 3 and 6 years	3,554	3,455	345	337	336	330
Benefits expected to be paid between 6 and 11 years	5,643	5,564	701	717	566	572
Benefits expected to be paid between 11 and 16 years	5,142	5,109	770	806	494	514
Benefits expected to be paid in more than 16 years	16,792	17,190	3,927	4,325	798	887
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Actuarial assumptions

The measurement of each pension plan’s DBO considers different actuarial assumptions. Changes in those assumptions lead to volatility in the DBO. The following significant actuarial assumptions are applied:

  Discount rate: the discount rate is based on the yield of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan. Consequently, a decrease in the yield of high-quality corporate bonds increases the DBO. Conversely, an increase in the yield of high-quality corporate bonds decreases the DBO.
  Rate of salary increase: an increase in the salary of plan participants generally increases the DBO, specifically for the Swiss and German plans. For the UK plan, as the plan is closed for future service, UBS employees no longer accrue future service benefits and thus salary increases have no effect on the DBO. For the US plans, only a small percentage of the total population continues to accrue benefits for future service and therefore the effect of a salary increase on the DBO is minimal.
  Rate of pension increase: for the Swiss plan, there is no automatic indexing of pensions. Any increase would be decided by the Pension Foundation Board. For the US plans, there is also no automatic indexing of pensions. For the UK plan, pensions are automatically indexed to price inflation as per plan rules and local pension legislation. The German plans are also automatically indexed and a portion of the pensions are directly increased by price inflation. An increase in price inflation in the UK or Germany increases the respective plan’s DBO.
  Rate of interest credit on retirement savings: the Swiss plan and one of the US plans have retirement saving balances that are increased annually by an interest credit rate. For each of these plans, an increase in the interest credit rate increases the plan’s DBO.
  Life expectancy: most of UBS’s defined benefit pension plans are obligated to provide guaranteed lifetime pension benefits. The DBO for all plans is calculated using an underlying best estimate of the life expectancy of plan participants. An increase in the life expectancy of plan participants increases the plan’s DBO.

The actuarial assumptions used for the pension plans are based on the economic conditions prevailing in the jurisdiction in which they are offered.

  Refer to Note 1a item 7 for a description of the accounting policy for defined benefit pension plans

Changes in actuarial assumptions

UBS regularly reviews the actuarial assumptions used in calculating its DBO to determine their continuing relevance.

Swiss pension plan

In 2018, a net gain of USD 242 million was recognized in Other comprehensive income (OCI) related to the remeasurement of the DBO. This was primarily due to a market-driven increase in the discount rate, which resulted in an OCI gain of USD 776 million. This effect was partially offset by experience losses of USD 397 million, reflecting differences between the previous actuarial assumptions and what actually occurred, and market-driven changes to the assumed rate of interest credit on retirement savings, which resulted in a loss of USD 124 million. Changes in other assumptions were not significant.

In 2017, a net loss of USD 301 million was recognized in OCI related to the remeasurement of the DBO. This was primarily due to a market-driven decrease in the discount rate, which resulted in an OCI loss of USD 165 million, as well as experience losses of USD 154 million. These effects were partially offset by market-driven changes to the assumed rate of interest credit on retirement savings, which resulted in a gain of USD 26 million. Changes in other assumptions were not significant.

UK pension plan

In 2018, a net gain of USD 266 million was recognized in OCI related to the remeasurement of the DBO for the UK plan. This was primarily due to a market-driven increase in the discount rate, which resulted in an OCI gain of USD 219 million, as well as changes in the pension increase assumption, which resulted in an OCI gain of USD 37 million.

In 2017, a net gain of USD 88 million was recognized in OCI related to the remeasurement of the DBO for the UK plan. This was primarily driven by changes in the life expectancy assumption, which resulted in a gain of USD 82 million. In addition, market-driven changes in the inflation rate assumption resulted in a gain of USD 60 million and experience gains were USD 50 million. These gains were partly offset by a market-driven decrease in the discount rate, which resulted in a loss of USD 102 million.

US and German pension plans

In 2018, a net gain of USD 69 million was recognized in OCI related to the remeasurement of the DBO for the US and German plans, compared with a net loss of USD 82 million in 2017. OCI gains and losses in both years were primarily driven by market-driven movements in discount rates.

The tables below show the significant actuarial assumptions used in calculating the DBO at the end of the year.

Significant actuarial assumptions used
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate	0.92	0.67	2.90	2.55	3.69	3.14
Rate of salary increase	1.50	1.30	0.00	0.00	2.81	2.83
Rate of pension increase	0.00	0.00	3.10	3.11	1.50	1.50
Rate of interest credit on retirement savings	0.92	0.67	0.00	0.00	3.70	2.56
1 Represents weighted average assumptions across US and German plans.

Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.18	31.12.17	31.12.18	31.12.17
Switzerland	BVG 2015 G with CMI 2016 projections	21.6	21.6	23.1	23.0
UK	S2PA with CMI 2017 projections[1]	23.4	23.4	24.6	24.6
USA	RP2014 WCHA with MP2018 projection scale[2]	22.8	22.8	24.3	24.4
Germany	Dr. K. Heubeck 2018 G3	20.5	20.3	23.3	22.9

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.18	31.12.17	31.12.18	31.12.17
Switzerland	BVG 2015 G with CMI 2016 projections	23.5	23.4	25.0	24.9
UK	S2PA with CMI 2017 projections[1]	25.2	25.2	26.5	26.5
USA	RP2014 WCHA with MP2018 projection scale[2]	24.4	24.4	26.0	26.0
Germany	Dr. K. Heubeck 2018 G3	24.1	24.3	26.3	26.8
1 In 2017, the mortality table S2PA with CMI 2016 projections was used. 2 In 2017, the mortality table RP2014 WCHA with MP2017 projection scale was used. 3 In 2017, the mortality table Dr. K. Heubeck 2005 G was used.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption, showing how the DBO would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the DBO as the sensitivities may not be linear

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan		UK plan		US and German plans
USD million	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate
Increase by 50 basis points	(1,327)	(1,470)	(292)	(350)	(77)	(90)
Decrease by 50 basis points	1,503	1,669	333	401	84	98
Rate of salary increase
Increase by 50 basis points	68	86	–[2]	–[2]	1	1
Decrease by 50 basis points	(65)	(82)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	1,090	1,212	260	380	6	7
Decrease by 50 basis points	–[3]	–[3]	(262)	(336)	(6)	(7)
Rate of interest credit on retirement savings
Increase by 50 basis points	231	267	–[4]	–[4]	9	9
Decrease by 50 basis points	(219)	(253)	–[4]	–[4]	(9)	(9)
Life expectancy
Increase in longevity by one additional year	751	827	122	143	42	48
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2018 and as of 31 December 2017, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable.

Fair value of plan assets

The tables below provide information on the composition and fair value of plan assets of the Swiss, the UK and the US pension plans.

Composition and fair value of plan assets

Swiss plan
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	137	0	137	1	120	0	120	0
Real estate / property
Domestic	0	2,963	2,963	11	0	2,859	2,859	11
Investment funds
Equity
Domestic	628	0	628	2	667	0	667	3
Foreign	5,721	1,515	7,237	28	7,507	1,331	8,838	33
Bonds[1]
Domestic, AAA to BBB–	2,570	0	2,570	10	2,279	0	2,279	9
Foreign, AAA to BBB–	6,194	0	6,194	24	6,375	0	6,375	24
Foreign, below BBB–	892	0	892	3	577	0	577	2
Real estate
Foreign	0	11	11	0	0	23	23	0
Other	518	4,142	4,659	18	861	4,044	4,905	18
Other investments	531	18	549	2	0	12	12	0
Total fair value of plan assets	17,190	8,649	25,839	100	18,386	8,270	26,656	100

			31.12.18				31.12.17
Total fair value of plan assets			25,839				26,656
of which:[2]
Bank accounts at UBS			132				120
UBS debt instruments			13				3
UBS shares			25				34
Securities lent to UBS[3]			1,567				2,030
Property occupied by UBS			88				85
Derivative financial instruments, counterparty UBS[3]			34				23
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2018 and 31 December 2017. Net of collateral, derivative financial instruments amounted to USD 10 million as of 31 December 2018 (31 December 2017: USD 12 million).
Composition and fair value of plan assets (continued)

UK plan
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	143	0	143	5	163	0	163	5
Bonds[1]
Domestic, AAA to BBB–	1,604	0	1,604	53	1,709	0	1,709	49
Domestic, below BBB–	0	0	0	0	1	0	1	0
Investment funds
Equity
Domestic	26	0	26	1	31	0	31	1
Foreign	658	0	658	22	1,046	0	1,046	30
Bonds[1]
Domestic, AAA to BBB–	587	93	680	22	641	83	724	21
Domestic, below BBB–	15	0	15	0	21	0	21	1
Foreign, AAA to BBB–	258	0	258	9	147	0	147	4
Foreign, below BBB–	51	0	51	2	57	0	57	2
Real estate
Domestic	102	28	131	4	103	28	131	4
Other	0	0	0	0	(4)	5	1	0
Asset-backed securities	21	2	22	1	0	0	0	0
Other investments[2]	(565)	9	(556)	(18)	(575)	11	(563)	(16)
Total fair value of plan assets	2,900	132	3,032	100	3,341	127	3,469	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.
Composition and fair value of plan assets (continued)

US plans
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	27	0	27	2	76	0	76	6
Bonds[1]
Domestic, AAA to BBB–	462	0	462	40	200	0	200	16
Domestic, below BBB–	2	0	2	0	10	0	10	1
Foreign, AAA to BBB–	92	0	92	8	46	0	46	4
Foreign, below BBB–	3	0	3	0	1	0	1	0
Investment funds
Equity
Domestic	143	0	143	12	298	0	298	24
Foreign	157	0	157	13	277	0	277	22
Bonds[1]
Domestic, AAA to BBB–	104	0	104	9	216	0	216	17
Domestic, below BBB–	23	0	23	2	20	0	20	2
Foreign, AAA to BBB–	56	0	56	5	47	0	47	4
Foreign, below BBB–	6	0	6	1	5	0	5	0
Real estate
Domestic	0	13	13	1	0	13	13	1
Other	64	0	64	5	21	0	21	2
Insurance contracts	0	17	17	1	0	18	18	1
Asset-backed securities	0	0	0	0	15	0	15	1
Other investments	0	0	0	0	4	0	4	0
Total fair value of plan assets	1,139	29	1,168	100	1,235	31	1,265	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

b) Post-employment medical insurance plans

In the US and the UK, UBS offers post-employment medical insurance benefits that contribute to the health care coverage of certain employees and their beneficiaries after retirement. The UK post-employment medical insurance plan is closed to new entrants. In the US, retiree medical premiums are subsidized for eligible participants who retired before 2014.

These plans are not prefunded. In the US, the retirees also contribute to the cost of the post-employment medical benefits.

In 2018, UBS announced changes to one of the US post-employment medical insurance plans that replaced the UBS retiree medical subsidy with a new subsidy to purchase medical coverage through a private Medicare exchange. This change reduced the post-employment benefit obligation by USD 14 million, resulting in a corresponding gain recognized in the income statement in 2018.

The benefits expected to be paid by UBS to the post-employment medical insurance plans in 2019 are estimated at USD 5 million.

The table below provides an analysis of the movement in the net asset / liability recognized on the balance sheet for post-employment medical insurance plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Post-employment medical insurance plans
USD million	UK plan		US plans		Total
	2018	2017	2018	2017	2018	2017
Post-employment benefit obligation at the beginning of the year	27	26	61	64	88	90
Current service cost	0	0	0	0	0	0
Interest expense	1	1	2	2	3	3
Plan participant contributions	0	0	3	3	3	3
Remeasurements	(3)	(1)	(4)	0	(7)	(1)
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	0	0	0	0	(1)
of which: actuarial (gains) / losses due to changes in financial assumptions	(1)	(1)	(4)	2	(5)	2
of which: experience (gains) / losses[1]	(2)	0	0	(2)	(2)	(2)
Past service cost related to plan amendments	0	0	(14)	0	(14)	0
Benefit payments[2]	(1)	(1)	(7)	(8)	(9)	(9)
Foreign currency translation	(1)	2	0	0	(1)	2
Post-employment benefit obligation at the end of the year	22	27	40	61	62	88
of which: amounts owed to active members	6	6	0	0	6	6
of which: amounts owed to deferred members	0	0	0	0	0	0
of which: amounts owed to retirees	17	21	40	61	56	81
Fair value of plan assets at the end of the year	0	0	0	0	0	0
Net post-employment benefit asset / (liability)	(22)	(27)	(40)	(61)	(62)	(88)

Analysis of amounts recognized in net profit
Current service cost	0	0	0	0	0	0
Interest expense related to post-employment benefit obligation	1	1	2	2	3	3
Past service cost related to plan amendments	0	0	(14)	0	(14)	0
Net periodic expenses	1	1	(12)	2	(11)	3

Analysis of amounts recognized in other comprehensive income (OCI)
Remeasurement of post-employment benefit obligation	3	1	4	0	7	1
Total gains / (losses) recognized in other comprehensive income, before tax	3	1	4	0	7	1
1 Experience (gains) / losses are a component of actuarial remeasurements of the post-employment benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Benefit payments are funded by employer contributions and plan participant contributions.

Actuarial assumptions

The measurement of each medical insurance plan’s post-employment benefit obligation considers different actuarial assumptions. Changes in assumptions lead to volatility in the post-employment benefit obligation. The following significant actuarial assumptions are applied:

  Discount rate: discount rates used for post-employment medical insurance plans are the same as those used for defined benefit pension plans. A decrease in the yield of high-quality corporate bonds increases the post-employment benefit obligation. Conversely, an increase in the yield of high-quality corporate bonds decreases the post-employment benefit obligation.
  Average health care cost trend rate: an increase in health care costs generally increases the post-employment benefit obligation.
  Life expectancy: as some plan participants have lifetime benefits under these plans, an increase in life expectancy increases the post-employment benefit obligation.

UBS regularly reviews the actuarial assumptions used in calculating its post-employment benefit obligations to determine their continuing relevance. Significant actuarial assumptions used to determine post-employment benefit obligations at the end of the year were:

Significant actuarial assumptions used[1]
	UK plan		US plans[2]
In %	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate	2.90	2.55	4.20	3.54
Average health care cost trend rate – initial	5.10	5.10	7.79	7.99
Average health care cost trend rate – ultimate	5.10	5.10	4.50	4.50
1 The assumptions for life expectancies are provided within Note 29a. 2 Represents weighted average assumptions across US plans.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption showing how the post-employment benefit obligation would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the post-employment benefit obligation, as the sensitivities may not be linear.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in post-employment benefit obligation	UK plan		US plans
USD million	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate
Increase by 50 basis points	(1)	(2)	(2)	(3)
Decrease by 50 basis points	1	2	2	3
Average health care cost trend rate
Increase by 100 basis points	3	4	1	1
Decrease by 100 basis points	(3)	(3)	0	(1)
Life expectancy
Increase in longevity by one additional year	2	2	2	4
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

c) Defined contribution plans

UBS sponsors a number of defined contribution plans in locations outside Switzerland. The locations with significant defined contribution plans are the US and the UK. Certain plans allow employees to make contributions and earn matching or other contributions from UBS. Employer contributions to defined contribution plans are recognized as an expense, which, for the years ended 31 December 2018, 2017 and 2016, amounted to USD 268 million, USD 243 million and USD 238 million, respectively.

d) Related-party disclosure

UBS is the principal provider of banking services for the pension fund of UBS in Switzerland. In this capacity, UBS is engaged to execute most of the pension fund’s banking activities. These activities can include, but are not limited to, trading, securities lending and borrowing and derivative transactions. The non-Swiss UBS pension funds do not have a similar banking relationship with UBS.

Also, UBS leases certain properties that are owned by the Swiss pension fund. As of 31 December 2018, the minimum commitment toward the Swiss pension fund under the related leases was approximately USD 17 million (31 December 2017: USD 5 million).

  Refer to the “Composition and fair value of plan assets” table in Note 29a for more information on fair value of investments in UBS instruments held by the Swiss pension fund

The following amounts have been received or paid by UBS from and to the pension and other post-employment benefit plans located in Switzerland, the UK and the US in respect of these banking activities and arrangements.

Related-party disclosure
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Received by UBS
Fees	35	36	36
Paid by UBS
Rent	4	5	5
Dividends, capital repayments and interest	10	10	14

The transaction volumes in UBS shares and UBS debt instruments and the balances of UBS shares held as of 31 December were:

Transaction volumes – UBS shares and UBS debt instruments
	For the year ended
	31.12.18	31.12.17
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	889	905
UBS debt instruments (par values, USD million)	13	2
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	547	2,897
UBS debt instruments (par values, USD million)	3	4

UBS shares held by pension and other post-employment benefit plans
	31.12.18	31.12.17
Number of shares (in thousands of shares)	16,712	16,370
Fair value (USD million)	207	301

UBS AG
Disclosure Pension And Other Postemployment Benefit Plans [Line Items]
Pension and other post-employment benefit plans [text block]

Note 29 Pension and other post-employment benefit plans

The table below provides a breakdown of expenses related to pension and other post-employment benefit plans recognized in the income statement within Personnel expenses.

Income statement – expenses related to pension and other post-employment benefit plans
USD million	31.12.18	31.12.17	31.12.16
Net periodic expenses for defined benefit plans	140	365	438
of which: related to major pension plans[1]	141	354	417
of which: Swiss plan[2]	108	307	386
of which: UK plan	11	15	(2)
of which: US and German plans	22	31	34
of which: related to post-employment medical insurance plans[3]	(11)	3	4
of which: UK plan	1	1	1
of which: US plans	(12)	2	3
of which: related to remaining plans and other expenses[4]	10	8	17
Expenses for defined contribution plans[5]	223	236	238
of which: UK plans	35	65	78
of which: US plan	127	110	107
of which: remaining plans	61	61	53
Total pension and other post-employment benefit plan expenses[6]	363	601	677
1 Refer to Note 29a for more information. 2 Changes to the Swiss pension plan in 2018 resulted in a pre-tax gain of USD 132 million related to past service. Refer to Note 29a for more information on these changes. 3 Refer to Note 29b for more information. 4 Other expenses include differences between actual and estimated performance award accruals. 5 Refer to Note 29c for more information. 6 Refer to Note 6.

The table below provides a breakdown of amounts recognized in Other comprehensive income for defined benefit plans.

Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.18	31.12.17	31.12.16
Major pension plans[1]	(79)	276	(842)
of which: Swiss plan	(201)	(56)	(94)
of which: UK plan	130	304	(623)
of which: US and German plans	(8)	28	(126)
Post-employment medical insurance plans[2]	7	1	(13)
of which: UK plan	3	1	(5)
of which: US plans	4	0	(7)
Remaining plans	3	31	(26)
Gains / (losses) recognized in other comprehensive income, before tax	(70)	308	(880)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	245	6	51
Gains / (losses) recognized in other comprehensive income, net of tax[3]	175	314	(829)
1 Refer to Note 29a for more information. 2 Refer to Note 29b for more information. 3 Refer to the “Statement of comprehensive income.”

UBS AG recognizes assets and liabilities with respect to defined benefit plans within Other non-financial assets and Other non-financial liabilities.

As of 31 December 2018 and 31 December 2017, the Swiss pension plan was in a surplus situation. However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit. Since the estimated future economic benefit was zero as of 31 December 2018 and 31 December 2017, no net defined benefit pension asset was recognized on the balance sheet.

The table below provides a breakdown of liabilities recognized on the balance sheet within Other non-financial liabilities related to defined benefit plans.

Balance sheet – net defined benefit pension and post-employment liability
USD million	31.12.18	31.12.17
Major pension plans[1]	671	825
of which: Swiss plan	0	0
of which: UK plan	160	275
of which: US and German plans[2]	511	550
Post-employment medical insurance plans[3]	62	88
of which: UK plan	22	27
of which: US plans	40	61
Remaining plans	40	35
Total net defined benefit pension and post-employment liability[4]	773	948
1 Refer to Note 29a for more information. 2 Of the total liability recognized as of 31 December 2018, USD 137 million related to US plans and USD 374 million related to German plans (31 December 2017: USD 153 million and USD 398 million, respectively). 3 Refer to Note 29b for more information. 4 Refer to Note 22.

a) Defined benefit pension plans

UBS AG has established defined benefit pension plans for its employees in various jurisdictions, with the major plans located in Switzerland, the UK, the US and Germany.

The overall investment policy and strategy for UBS AG’s defined benefit pension plans is guided by the objective of achieving an investment return that, together with contributions, ensures that there will be sufficient assets to pay pension benefits as they fall due while also mitigating various risks. For the plans with assets, i.e. funded plans, the investment strategies are managed under local laws and regulations in each jurisdiction. The asset allocation is determined by the governance body with reference to the current and expected economic and market conditions and in consideration of specific asset class risk in the risk profile. Within this framework, UBS AG ensures that the fiduciaries consider how the asset investment strategy correlates with the maturity profile of the plan liabilities and the respective potential effect on the funded status of the plans, including potential short-term liquidity requirements.

The defined benefit obligations (DBOs) for all of UBS AG’s defined benefit pension plans are directly affected by changes in yields of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan, as the applicable discount rate used to determine the DBO is based on these yields. For the funded plans, the pension assets are invested in a diversified portfolio of financial assets, including real estate, bonds, investment funds and cash, across geographic regions, to ensure a balance of risk and return. Under IFRS, volatility arises in each pension plan’s net asset / liability position because the fair value of the plan’s financial assets is not fully correlated to movements in the value of the plan’s DBO. Specific asset-liability matching strategies for each pension plan are independently determined by the responsible governance body. The net asset / liability volatility for each plan is dependent on the specific financial assets chosen by each plan’s governance body. For certain pension plans, a liability-driven investment approach is applied to a portion of the plan assets to reduce potential volatility.

Swiss pension plan

The Swiss pension plan covers employees of UBS AG and employees of companies having close economic or financial ties with UBS AG, and exceeds the minimum benefit requirements under Swiss pension law.

In 2017, a significant number of employees transferred from UBS AG to UBS Business Solutions AG, which is a directly held subsidiary of UBS Group AG. There continues to be one pooled pension plan in Switzerland covering the employees of UBS AG and those transferred to UBS Business Solutions AG. UBS AG and UBS Business Solutions AG both are legal sponsors of UBS’s Swiss pension plan. Since the date of the employee transfer, UBS AG and UBS Business Solutions AG apply proportionate defined benefit accounting, i.e., the net pension cost, any OCI impacts from remeasurements and the net pension asset / liability of the Swiss pension plan are allocated proportionally between UBS AG and UBS Business Solutions AG based on the aggregated net pension cost and defined benefit obligations related to their employees.

Contributions to the pension plan are paid by both the employer and the employees. The Swiss pension plan allows employees to choose the level of contributions paid by them. Employee contributions are calculated as a percentage of the contributory salary and are deducted monthly. The percentages deducted from salary depend on age and choice of contribution category and vary between 1% and 13.5% of contributory base salary and between 0% and 9% of contributory variable compensation. Depending on the age of the employee, UBS AG pays a contribution that ranges between 6.5% and 27.5% of contributory base salary and between 3.6% and 9% of contributory variable compensation. UBS AG also pays risk contributions that are used to finance benefits paid out in the event of death and disability, as well as to finance bridging pensions.

The plan benefits include retirement, disability and survivor benefits. The pension plan offers to members at the normal retirement age of 64 a choice between a lifetime pension with or without full restitution and a partial or full lump sum payment. Members can draw early retirement benefits starting from the age of 58. Employees have the opportunity to make additional purchases of benefits to fund early retirement benefits (Plan 58+).

The pension amount payable is a result of the conversion rate applied on the accumulated balance of the individual plan participant’s pension account at the retirement date. The accumulated balance of each individual plan participant’s pension account is based on credited vested benefits transferred from previous employers, purchases of benefits, and the employee and employer contributions that have been made to the pension account of each individual plan participant, as well as the interest accrued on the accumulated balance. The interest rate accrued is defined annually by the Pension Foundation Board.

Although the Swiss pension plan is based on a defined contribution promise under Swiss pension law, it is accounted for as a defined benefit plan under IFRS, primarily because of the obligation to accrue interest on the pension accounts and the payment of lifetime pension benefits.

The Swiss pension plan is governed by a Pension Foundation Board. The responsibilities of this board are defined by Swiss pension law and by the plan rules. An actuarial valuation under Swiss pension law is performed regularly. According to Swiss pension law, a temporary limited underfunding is permitted. However, should an underfunded situation occur, the Pension Foundation Board is required to take the necessary measures to ensure that full funding can be expected to be restored within a maximum period of 10 years. If a Swiss pension plan were to become significantly underfunded on a Swiss pension law basis, additional employer and employee contributions could be required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to cover more than 50% of the additional contributions required. As of 31 December 2018, the Swiss pension plan had a technical funding ratio under Swiss pension law of 124.2% (31 December 2017: 131.9%).

The investment strategy of the Swiss plan is implemented on the basis of a multi-level investment and risk management process and complies with Swiss pension law, including the rules and regulations relating to diversification of plan assets. These rules, among others, specify restrictions on the composition of plan assets; e.g., there is a limit of 50% for investments in equities. The investment strategy of the Swiss plan is aligned with the defined risk budget set out by the Pension Foundation Board. The risk budget is determined on the basis of regularly performed asset and liability management analyses. In order to implement the risk budget, the Swiss plan may use direct investments, investment funds and derivatives. To mitigate foreign currency risk, a specific currency hedging strategy is in place. The Pension Foundation Board strives for a medium- and long-term balance between assets and liabilities.

As of 31 December 2018, the Swiss pension plan was in a surplus situation on an IFRS measurement basis, as the fair value of plan assets exceeded the DBO by USD 1,998 million (31 December 2017: surplus of USD 1,990 million). However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit, which equals the difference between the present value of the estimated future net service cost and the present value of the estimated future employer contributions. The maximum future economic benefit is highly variable based on changes in the discount rate. As of both 31 December 2018 and 31 December 2017, the estimated future economic benefit was zero and hence no net defined benefit asset was recognized on the balance sheet. As of 31 December 2018, the difference between the pension plan surplus and the estimated future economic benefit, i.e., the asset ceiling effect, was USD 1,998 million (31 December 2017: USD 1,990 million).

Changes to the Swiss pension plan

As a result of the effects of continuing low and in some cases negative interest rates, diminished investment return expectations and increasing life expectancy, the pension fund of UBS AG in Switzerland and UBS AG agreed to measures that have taken effect from the start of 2019 to support the long-term financial stability of the Swiss pension fund. As a result, the conversion rate was lowered, the regular retirement age was increased to 65, employee contributions were increased to vary between 2.5% and 13.5% of the contributory base salary, and savings contributions start from age 20 instead of the previous starting age of 25. Pensions already in payment on 1 January 2019 were not affected by these measures.

To mitigate the effects of the reduction of the conversion rate on future pensions, UBS AG will make a payment to employees’ retirement assets in the Swiss pension fund of up to USD 448 million in three installments in 2020, 2021 and 2022.

In accordance with IFRS, these measures led to a reduction in the pension obligation recognized by UBS AG, resulting in a pre-tax gain of USD 132 million in 2018. In addition, 2018 service costs were lower by USD 34 million due to the decrease in benefits. These effects were recognized as a reduction in Personnel expenses within the income statement across the business divisions and Corporate Center, with a corresponding effect in Other comprehensive income, as the Swiss pension plan was in a surplus situation that could not be recognized due to the IFRS asset ceiling restriction. If the Swiss pension plan remains in an asset ceiling position, the three annual payments, adjusted for expected forfeitures, are expected to reduce total equity by approximately USD 130 million per year over the installment period, with no effect on the income statement.

The employer contributions expected to be made to the Swiss pension plan in 2019 are estimated to be USD 275 million.

Non-Swiss pension plans

UBS AG locations outside of Switzerland established various defined benefit pension plans in accordance with local regulations and practices. The non-Swiss locations with major defined benefit pension plans are the UK, the US and Germany. Defined benefit pension plans in other locations are not material to the financial results of UBS AG and hence not separately disclosed.

The non-Swiss plans provide benefits in the event of retirement, death or disability. The level of benefits provided depends on the specific rate of benefit accrual and the level of employee compensation. UBS AG’s general principle is to ensure that the plans are adequately funded on the basis of actuarial valuations. Local pension regulations and tax requirements are the primary drivers for determining when contributions are required.

UK pension plan

The UK plan is a career-average revalued earnings scheme, and benefits increase automatically based on UK price inflation. The normal retirement age for participants in the UK plan is 60. Since 2000, the UK plan has been closed to new entrants and, since 2013, pension plan participants are no longer accruing benefits for current or future service. Employees instead participate in the UK defined contribution plan.

The governance responsibility for the UK plan lies jointly with the Pension Trustee Board, which is required under local pension laws, and UBS AG. The employer contributions to the pension fund reflect agreed-upon deficit funding contributions, which are determined on the basis of the most recent actuarial valuation using assumptions agreed by the Pension Trustee Board and UBS AG. In the event of underfunding, UBS AG and the Pension Trustee Board must agree on a deficit recovery plan within statutory deadlines. In 2018 and 2017, UBS AG did not make any deficit funding contributions.

The plan assets are invested in a diversified portfolio of financial assets. A liability-driven investment approach is applied, as a portion of the plan assets is invested in inflation-indexed bonds that provide a partial hedge against price inflation. If price inflation increases, the DBO is likely to increase by more than the change in the fair value of plan assets, which would result in an increase in the net defined benefit liability. Plan rules and local pension legislation cap the level of inflationary increase that can be applied to plan benefits.

As the plan is obligated to provide guaranteed lifetime pension benefits to plan participants upon retirement, increases in life expectancy will result in an increase in the plan’s liabilities. The sensitivity to changes in life expectancy is particularly high in the UK plan as the pension benefits are indexed to price inflation.

As of 31 December 2018, the UK plan was in a deficit situation on an IFRS measurement basis as the DBO exceeded the fair value of plan assets by USD 160 million (31 December 2017: deficit of USD 275 million).

Following the most recent triennial statutory actuarial valuation as of 30 June 2017, UBS AG agreed to minimum cash contributions of USD 26 million in 2019 and USD 13 million in 2020. Total contributions expected to be made to the UK defined benefit pension plan in 2019 are estimated at USD 128 million, subject to regular funding reviews during the year.

In addition, UBS AG and the Pension Trustee Board have entered into an arrangement whereby a collateral pool was established to provide security for the pension fund, effective 31 January 2019, at a value of USD 574 million. The collateral pool includes corporate bonds and government-related debt instruments. The Pension Trustee Board and UBS AG may agree adjustments to the collateral pool value in the future. The arrangement provides the Pension Trustee Board dedicated access to a pool of assets in the event of UBS AG insolvency or not paying a required deficit funding contribution.

Following a UK High Court ruling requiring pension trustees to equalize benefits for men and women in relation to guaranteed minimum pensions (GMP), UBS AG recorded an increase of USD 4 million in the DBO, resulting in a corresponding loss recognized in the income statement in 2018.

US pension plans

There are two distinct major defined benefit pension plans in the US, both with a normal retirement age of 65. Since 1998 and 2001, respectively, the plans have been closed to new entrants, who instead can participate in defined contribution plans.

One of the major defined benefit pension plans is a contribution-based plan in which each participant accrues a percentage of salary in a pension account. The pension account is credited annually with interest based on a rate that is linked to the average yield on one-year US government bonds. For the other major defined benefit pension plan, retirement benefits accrue based on the career-average earnings of each individual plan participant. Former employees with vested benefits have the option to take a lump sum payment or a lifetime annuity commencing early or at retirement age.

As required under local state pension laws, both plans have fiduciaries who, together with UBS AG, are responsible for the governance of the plans. UBS AG regularly reviews the contribution strategy for these plans, considering local statutory funding rules and the cost of any premiums that must be paid to the Pension Benefit Guaranty Corporation for having an underfunded plan. In 2018, the contributions made by UBS AG were USD 42 million (2017: USD 92 million).

The plan assets for both plans are invested in a diversified portfolio of financial assets. Each pension plan’s fiduciaries are responsible for the investment decisions with respect to the plan assets. Both US plans apply a liability-driven investment approach to support the volatility management in the net asset / liability position. Derivative instruments may also be employed to manage volatility.

The employer contributions expected to be made to the US defined benefit pension plans in 2019 are estimated at USD 9 million.

German pension plans

There are two different defined benefit pension plans in Germany, and both are contribution-based plans. No plan assets are set aside to fund these plans, and benefits are paid directly by UBS AG. The normal retirement age for the participants in the German plans is 65. Within the larger of the two plans, each participant accrues a percentage of salary in a pension account. The accumulated account balance of the plan participant is credited on an annual basis with guaranteed interest at a rate of 5%. In the other plan, amounts are accrued annually based on employee elections. For this plan, the accumulated account balance is credited on an annual basis with a guaranteed interest rate of 6% for amounts accrued before 2010, of 4% for amounts accrued from 2010 to 2017 and of 0.9% for amounts accrued after 2017. Both plans are regulated under German pension law, under which the responsibility to pay pension benefits when they are due rests entirely with UBS AG. For these plans, a portion of the pension payments is directly increased in line with price inflation.

The benefits expected to be paid by UBS AG to the participants of the German plans in 2019 are estimated at USD 11 million.

Financial information by plan

The tables on the following pages provide an analysis of the movement in the net asset / liability recognized on the balance sheet for defined benefit pension plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Defined benefit pension plans
USD million	Swiss plan		UK plan		US and German plans		Total
	2018	2017	2018	2017	2018	2017	2018	2017
Defined benefit obligation at the beginning of the year	14,398	22,465	3,744	3,639	1,816	1,725	19,957	27,830
Current service cost	251	330	0	0	7	9	258	338
Interest expense	93	119	93	102	55	63	241	284
Plan participant contributions	137	157	0	0	0	0	137	157
Remeasurements	(263)	47	(266)	(88)	(69)	82	(598)	40
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	4	(18)	(82)	(5)	(5)	(23)	(84)
of which: actuarial (gains) / losses due to changes in financial assumptions	(391)	135	(257)	44	(69)	86	(716)	265
of which: experience (gains) / losses[1]	128	(92)	8	(50)	5	2	142	(140)
Past service cost related to plan amendments	(132)	0	4	0	0	0	(128)	0
Curtailments	(17)	(28)	0	0	0	0	(17)	(28)
Benefit payments	(586)	(782)	(202)	(256)	(112)	(109)	(900)	(1,147)
Other movements[2]	0	(8,728)	0	0	0	0	0	(8,728)
Foreign currency translation	(108)	818	(181)	347	(18)	47	(307)	1,211
Defined benefit obligation at the end of the year	13,774	14,398	3,192	3,744	1,679	1,816	18,645	19,957
of which: amounts owed to active members	6,380	6,604	146	180	226	255	6,751	7,038
of which: amounts owed to deferred members	0	0	1,434	1,930	606	645	2,040	2,575
of which: amounts owed to retirees	7,394	7,794	1,612	1,634	847	916	9,854	10,344
Fair value of plan assets at the beginning of the year	16,388	24,184	3,469	3,120	1,265	1,124	21,122	28,428
Return on plan assets excluding amounts included in interest income	(434)	1,003	(136)	215	(77)	110	(647)	1,329
Interest income	109	130	86	88	44	44	238	262
Employer contributions	308	356	0	0	51	100	360	456
Plan participant contributions	137	157	0	0	0	0	137	157
Benefit payments	(586)	(782)	(202)	(256)	(112)	(109)	(900)	(1,147)
Administration expenses, taxes and premiums paid	(7)	(7)	0	0	(3)	(4)	(10)	(12)
Other movements[2]	0	(9,541)	0	0	0	0	0	(9,541)
Foreign currency translation	(144)	889	(185)	302	0	0	(328)	1,191
Fair value of plan assets at the end of the year	15,772	16,388	3,032	3,469	1,168	1,265	19,972	21,122
Asset ceiling effect at the beginning of the year	1,990	1,718	0	0	0	0	1,990	1,718
Interest expense on asset ceiling effect	14	9	0	0	0	0	14	9
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	30	1,013	0	0	0	0	30	1,013
Other movements[2]	0	(821)	0	0	0	0	0	(821)
Foreign currency translation	(36)	71	0	0	0	0	(36)	71
Asset ceiling effect at the end of the year	1,998	1,990	0	0	0	0	1,998	1,990
Net defined benefit asset / (liability)	0	0	(160)	(275)	(511)	(550)	(671)	(825)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	(275)	(519)	(550)	(601)	(825)	(1,120)
Net periodic expenses recognized in net profit	(108)	(307)	(11)	(15)	(22)	(31)	(141)	(354)
Gains / (losses) recognized in other comprehensive income	(201)	(56)	130	304	(8)	28	(79)	276
Employer contributions	308	356	0	0	51	100	360	456
Other movements	0	8	0	0	0	0	0	8
Foreign currency translation	0	0	(4)	(45)	18	(47)	14	(91)
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(160)	(275)	(511)	(550)	(671)	(825)

Funded and unfunded plans
Defined benefit obligation from funded plans	13,774	14,398	3,192	3,744	1,219	1,324	18,184	19,466
Defined benefit obligation from unfunded plans	0	0	0	0	460	492	460	492
Plan assets	15,772	16,388	3,032	3,469	1,168	1,265	19,972	21,122
Surplus / (deficit)	1,998	1,990	(160)	(275)	(511)	(550)	1,327	1,165
Asset ceiling effect	1,998	1,990	0	0	0	0	1,998	1,990
Net defined benefit asset / (liability)	0	0	(160)	(275)	(511)	(550)	(671)	(825)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Primarily reflects the transfer of employees from UBS AG to UBS Business Solutions AG.
Analysis of amounts recognized in net profit
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Current service cost	251	330	0	0	7	9	258	338
Interest expense related to defined benefit obligation	93	119	93	102	55	63	241	284
Interest income related to plan assets	(109)	(130)	(86)	(88)	(44)	(44)	(238)	(262)
Interest expense on asset ceiling effect	14	9	0	0	0	0	14	9
Administration expenses, taxes and premiums paid	7	7	0	0	3	4	10	12
Past service cost related to plan amendments	(132)	0	4	0	0	0	(128)	0
Curtailments	(17)	(28)	0	0	0	0	(17)	(28)
Net periodic expenses recognized in net profit	108	307	11	15	22	31	141	354

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss plan		UK plan		US and German plans		Total
For the year ended	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Remeasurement of defined benefit obligation	263	(47)	266	88	69	(82)	598	(40)
Return on plan assets excluding amounts included in interest income	(434)	1,003	(136)	215	(77)	110	(647)	1,329
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	(30)	(1,013)	0	0	0	0	(30)	(1,013)
Total gains / (losses) recognized in other comprehensive income, before tax	(201)	(56)	130	304	(8)	28	(79)	276

The table below provides information on the duration of the DBO and the timing for expected benefit payments.

	Swiss plan		UK plan		US and German plans[1]
	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Duration of the defined benefit obligation (in years)	14.5	15.1	19.5	20.0	9.8	10.6
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	704	707	82	83	108	108
Benefits expected to be paid between 1 and 3 years	1,439	1,425	187	182	216	217
Benefits expected to be paid between 3 and 6 years	2,170	2,139	345	337	336	330
Benefits expected to be paid between 6 and 11 years	3,446	3,412	701	717	566	572
Benefits expected to be paid between 11 and 16 years	3,140	3,170	770	806	494	514
Benefits expected to be paid in more than 16 years	10,253	10,723	3,927	4,325	798	887
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Actuarial assumptions

The measurement of each pension plan’s DBO considers different actuarial assumptions. Changes in those assumptions lead to volatility in the DBO. The following significant actuarial assumptions are applied:

  Discount rate: the discount rate is based on the yield of high-quality corporate bonds quoted in an active market in the currency of the respective pension plan. Consequently, a decrease in the yield of high-quality corporate bonds increases the DBO. Conversely, an increase in the yield of high-quality corporate bonds decreases the DBO.
  Rate of salary increase: an increase in the salary of plan participants generally increases the DBO, specifically for the Swiss and German plans. For the UK plan, as the plan is closed for future service, UBS AG employees no longer accrue future service benefits and thus salary increases have no effect on the DBO. For the US plans, only a small percentage of the total population continues to accrue benefits for future service and therefore the effect of a salary increase on the DBO is minimal.
  Rate of pension increase: for the Swiss plan, there is no automatic indexing of pensions. Any increase would be decided by the Pension Foundation Board. For the US plans, there is also no automatic indexing of pensions. For the UK plan, pensions are automatically indexed to price inflation as per plan rules and local pension legislation. The German plans are also automatically indexed and a portion of the pensions are directly increased by price inflation. An increase in price inflation in the UK or Germany increases the respective plan’s DBO.
  Rate of interest credit on retirement savings: the Swiss plan and one of the US plans have retirement saving balances that are increased annually by an interest credit rate. For each of these plans, an increase in the interest credit rate increases the plan’s DBO.
  Life expectancy: most of UBS AG’s defined benefit pension plans are obligated to provide guaranteed lifetime pension benefits. The DBO for all plans is calculated using an underlying best estimate of the life expectancy of plan participants. An increase in the life expectancy of plan participants increases the plan’s DBO.

The actuarial assumptions used for the pension plans are based on the economic conditions prevailing in the jurisdiction in which they are offered.

  Refer to Note 1a item 7 for a description of the accounting policy for defined benefit pension plans

Changes in actuarial assumptions

UBS AG regularly reviews the actuarial assumptions used in calculating its DBO to determine their continuing relevance.

Swiss pension plan

In 2018, a net gain of USD 263 million was recognized in Other comprehensive income (OCI) related to the remeasurement of the DBO. This was primarily due to a market-driven increase in the discount rate, which resulted in an OCI gain of USD 478 million. This effect was partly offset by experience losses of USD 128 million, reflecting differences between the previous actuarial assumptions and what actually occurred, and market-driven changes to the assumed rate of interest credit on retirement savings, which resulted in a loss of USD 77 million. Changes in other assumptions were not significant.

In 2017, a net loss of USD 47 million was recognized in OCI related to the remeasurement of the DBO. This was primarily due to a market-driven decrease in the discount rate, which resulted in an OCI loss of USD 159 million. This effect was partially offset by experience gains of USD 92 million and market-driven changes to the assumed rate of interest credit on retirement savings, which resulted in a gain of USD 25 million. Changes in other assumptions were not significant.

UK pension plan

In 2018, a net gain of USD 266 million was recognized in OCI related to the remeasurement of the DBO for the UK plan. This was primarily due to a market-driven increase in the discount rate, which resulted in an OCI gain of USD 219 million, as well as changes in the pension increase assumption, which resulted in an OCI gain of USD 37 million.

In 2017, a net gain of USD 88 million was recognized in OCI related to the remeasurement of the DBO for the UK plan. This was primarily driven by changes in the life expectancy assumption, which resulted in a gain of USD 82 million. In addition, market-driven changes in the inflation rate assumption resulted in a gain of USD 60 million and experience gains were USD 50 million. These gains were partly offset by a market-driven decrease in the discount rate, which resulted in a loss of USD 102 million.

US and German pension plans

In 2018, a net gain of USD 69 million was recognized in OCI related to the remeasurement of the DBO for the US and German plans, compared with a net loss of USD 82 million in 2017. OCI gains and losses in both years were primarily driven by market-driven movements in discount rates.

The tables below show the significant actuarial assumptions used in calculating the DBO at the end of the year.

Significant actuarial assumptions used
	Swiss plan		UK plan		US and German plans[1]
In %	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate	0.92	0.67	2.90	2.55	3.69	3.14
Rate of salary increase	1.50	1.30	0.00	0.00	2.81	2.83
Rate of pension increase	0.00	0.00	3.10	3.11	1.50	1.50
Rate of interest credit on retirement savings	0.92	0.67	0.00	0.00	3.70	2.56
1 Represents weighted average assumptions across US and German plans.

Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.18	31.12.17	31.12.18	31.12.17
Switzerland	BVG 2015 G with CMI 2016 projections	21.6	21.6	23.1	23.0
UK	S2PA with CMI 2017 projections[1]	23.4	23.4	24.6	24.6
USA	RP2014 WCHA with MP2018 projection scale[2]	22.8	22.8	24.3	24.4
Germany	Dr. K. Heubeck 2018 G3	20.5	20.3	23.3	22.9

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.18	31.12.17	31.12.18	31.12.17
Switzerland	BVG 2015 G with CMI 2016 projections	23.5	23.4	25.0	24.9
UK	S2PA with CMI 2017 projections[1]	25.2	25.2	26.5	26.5
USA	RP2014 WCHA with MP2018 projection scale[2]	24.4	24.4	26.0	26.0
Germany	Dr. K. Heubeck 2018 G3	24.1	24.3	26.3	26.8
1 In 2017, the mortality table S2PA with CMI 2016 projections was used. 2 In 2017, the mortality table RP2014 WCHA with MP2017 projection scale was used. 3 In 2017, the mortality table Dr. K. Heubeck 2005 G was used.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption, showing how the DBO would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the DBO as the sensitivities may not be linear.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss plan		UK plan		US and German plans
USD million	31.12.18	31.12.17	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate
Increase by 50 basis points	(797)	(898)	(292)	(350)	(77)	(90)
Decrease by 50 basis points	904	1,021	333	401	84	98
Rate of salary increase
Increase by 50 basis points	45	61	–[2]	–[2]	1	1
Decrease by 50 basis points	(43)	(58)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	643	726	260	380	6	7
Decrease by 50 basis points	–[3]	–[3]	(262)	(336)	(6)	(7)
Rate of interest credit on retirement savings
Increase by 50 basis points	141	168	–[4]	–[4]	9	9
Decrease by 50 basis points	(134)	(159)	–[4]	–[4]	(9)	(9)
Life expectancy
Increase in longevity by one additional year	446	497	122	143	42	48
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2018 and as of 31 December 2017, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable.

Fair value of plan assets

The tables below provide information on the composition and fair value of plan assets of the Swiss, the UK and the US pension plans.

Composition and fair value of plan assets

Swiss plan
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	83	0	83	1	74	0	74	0
Real estate / property
Domestic	0	1,808	1,808	11	0	1,758	1,758	11
Investment funds
Equity
Domestic	383	0	383	2	410	0	410	3
Foreign	3,492	925	4,417	28	4,615	818	5,433	33
Bonds[1]
Domestic, AAA to BBB–	1,569	0	1,569	10	1,401	0	1,401	9
Foreign, AAA to BBB–	3,781	0	3,781	24	3,919	0	3,919	24
Foreign, below BBB–	544	0	544	3	355	0	355	2
Real estate
Foreign	0	7	7	0	0	14	14	0
Other	316	2,528	2,844	18	529	2,486	3,016	18
Other investments	324	11	335	2	0	8	8	0
Total fair value of plan assets	10,493	5,279	15,772	100	11,304	5,084	16,388	100

			31.12.18				31.12.17
Total fair value of plan assets			15,772				16,388
of which:[2]
Bank accounts at UBS AG			80				120
UBS AG debt instruments			8				3
UBS Group AG shares			15				34
Securities lent to UBS AG3			957				2,030
Property occupied by UBS AG			54				85
Derivative financial instruments, counterparty UBS AG3			21				23
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS AG and derivative financial instruments are presented gross of any collateral. Securities lent to UBS AG were fully covered by collateral as of 31 December 2018 and 31 December 2017. Net of collateral, derivative financial instruments amounted to USD 6 million as of 31 December 2018 (31 December 2017: USD 12 million).

Composition and fair value of plan assets (continued)

UK plan
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	143	0	143	5	163	0	163	5
Bonds[1]
Domestic, AAA to BBB–	1,604	0	1,604	53	1,709	0	1,709	49
Domestic, below BBB–	0	0	0	0	1	0	1	0
Investment funds
Equity
Domestic	26	0	26	1	31	0	31	1
Foreign	658	0	658	22	1,046	0	1,046	30
Bonds[1]
Domestic, AAA to BBB–	587	93	680	22	641	83	724	21
Domestic, below BBB–	15	0	15	0	21	0	21	1
Foreign, AAA to BBB–	258	0	258	9	147	0	147	4
Foreign, below BBB–	51	0	51	2	57	0	57	2
Real estate
Domestic	102	28	131	4	103	28	131	4
Other	0	0	0	0	(4)	5	1	0
Asset-backed securities	21	2	22	1	0	0	0	0
Other investments[2]	(565)	9	(556)	(18)	(575)	11	(563)	(16)
Total fair value of plan assets	2,900	132	3,032	100	3,341	127	3,469	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.

Composition and fair value of plan assets (continued)

US plans
	31.12.18				31.12.17
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	27	0	27	2	76	0	76	6
Bonds[1]
Domestic, AAA to BBB–	462	0	462	40	200	0	200	16
Domestic, below BBB–	2	0	2	0	10	0	10	1
Foreign, AAA to BBB–	92	0	92	8	46	0	46	4
Foreign, below BBB–	3	0	3	0	1	0	1	0
Investment funds
Equity
Domestic	143	0	143	12	298	0	298	24
Foreign	157	0	157	13	277	0	277	22
Bonds[1]
Domestic, AAA to BBB–	104	0	104	9	216	0	216	17
Domestic, below BBB–	23	0	23	2	20	0	20	2
Foreign, AAA to BBB–	56	0	56	5	47	0	47	4
Foreign, below BBB–	6	0	6	1	5	0	5	0
Real estate
Domestic	0	13	13	1	0	13	13	1
Other	64	0	64	5	21	0	21	2
Insurance contracts	0	17	17	1	0	18	18	1
Asset-backed securities	0	0	0	0	15	0	15	1
Other investments	0	0	0	0	4	0	4	0
Total fair value of plan assets	1,139	29	1,168	100	1,235	31	1,265	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

b) Post-employment medical insurance plans

In the US and the UK, UBS AG offers post-employment medical insurance benefits that contribute to the health care coverage of certain employees and their beneficiaries after retirement. The UK post-employment medical insurance plan is closed to new entrants. In the US, retiree medical premiums are subsidized for eligible participants who retired before 2014.

These plans are not prefunded. In the US, the retirees also contribute to the cost of the post-employment medical benefits.

In 2018, UBS AG announced changes to one of the US post-employment medical insurance plans that replaced the UBS AG retiree medical subsidy with a new subsidy to purchase medical coverage through a private Medicare exchange. This change reduced the post-employment benefit obligation by USD 14 million, resulting in a corresponding gain recognized in the income statement in 2018.

The benefits expected to be paid by UBS AG to the post-employment medical insurance plans in 2019 are estimated at USD 5 million.

The table below provides an analysis of the movement in the net asset / liability recognized on the balance sheet for post-employment medical insurance plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Post-employment medical insurance plans
USD million	UK plan		US plans		Total
	2018	2017	2018	2017	2018	2017
Post-employment benefit obligation at the beginning of the year	27	26	61	64	88	90
Current service cost	0	0	0	0	0	0
Interest expense	1	1	2	2	3	3
Plan participant contributions	0	0	3	3	3	3
Remeasurements	(3)	(1)	(4)	0	(7)	(1)
of which: actuarial (gains) / losses due to changes in demographic assumptions	0	0	0	0	0	(1)
of which: actuarial (gains) / losses due to changes in financial assumptions	(1)	(1)	(4)	2	(5)	2
of which: experience (gains) / losses[1]	(2)	0	0	(2)	(2)	(2)
Past service cost related to plan amendments	0	0	(14)	0	(14)	0
Benefit payments[2]	(1)	(1)	(7)	(8)	(9)	(9)
Foreign currency translation	(1)	2	0	0	(1)	2
Post-employment benefit obligation at the end of the year	22	27	40	61	62	88
of which: amounts owed to active members	6	6	0	0	6	6
of which: amounts owed to deferred members	0	0	0	0	0	0
of which: amounts owed to retirees	17	21	40	61	56	81
Fair value of plan assets at the end of the year	0	0	0	0	0	0
Net post-employment benefit asset / (liability)	(22)	(27)	(40)	(61)	(62)	(88)

Analysis of amounts recognized in net profit
Current service cost	0	0	0	0	0	0
Interest expense related to post-employment benefit obligation	1	1	2	2	3	3
Past service cost related to plan amendments	0	0	(14)	0	(14)	0
Net periodic expenses	1	1	(12)	2	(11)	3

Analysis of amounts recognized in other comprehensive income (OCI)
Remeasurement of post-employment benefit obligation	3	1	4	0	7	1
Total gains / (losses) recognized in other comprehensive income, before tax	3	1	4	0	7	1
1 Experience (gains) / losses are a component of actuarial remeasurements of the post-employment benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Benefit payments are funded by employer contributions and plan participant contributions.

Actuarial assumptions

The measurement of each medical insurance plan’s post-employment benefit obligation considers different actuarial assumptions. Changes in assumptions lead to volatility in the post-employment benefit obligation. The following significant actuarial assumptions are applied:

  Discount rate: discount rates used for post-employment medical insurance plans are the same as those used for defined benefit pension plans. A decrease in the yield of high-quality corporate bonds increases the post-employment benefit obligation. Conversely, an increase in the yield of high-quality corporate bonds decreases the post-employment benefit obligation.
  Average health care cost trend rate: an increase in health care costs generally increases the post-employment benefit obligation.
  Life expectancy: as some plan participants have lifetime benefits under these plans, an increase in life expectancy increases the post-employment benefit obligation.

UBS AG regularly reviews the actuarial assumptions used in calculating its post-employment benefit obligations to determine their continuing relevance. Significant actuarial assumptions used to determine post-employment benefit obligations at the end of the year were:

Significant actuarial assumptions used[1]
	UK plan		US plans[2]
In %	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate	2.90	2.55	4.20	3.54
Average health care cost trend rate – initial	5.10	5.10	7.79	7.99
Average health care cost trend rate – ultimate	5.10	5.10	4.50	4.50
1 The assumptions for life expectancies are provided within Note 29a. 2 Represents weighted average assumptions across US plans.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption showing how the post-employment benefit obligation would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the post-employment benefit obligation, as the sensitivities may not be linear.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in post-employment benefit obligation	UK plan		US plans
USD million	31.12.18	31.12.17	31.12.18	31.12.17
Discount rate
Increase by 50 basis points	(1)	(2)	(2)	(3)
Decrease by 50 basis points	1	2	2	3
Average health care cost trend rate
Increase by 100 basis points	3	4	1	1
Decrease by 100 basis points	(3)	(3)	0	(1)
Life expectancy
Increase in longevity by one additional year	2	2	2	4
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

c) Defined contribution plans

UBS AG sponsors a number of defined contribution plans in locations outside Switzerland. The locations with significant defined contribution plans are the US and the UK. Certain plans allow employees to make contributions and earn matching or other contributions from UBS AG. Employer contributions to defined contribution plans are recognized as an expense, which, for the years ended 31 December 2018, 2017 and 2016, amounted to USD 223 million, USD 236 million and USD 238 million, respectively.

d) Related-party disclosure

UBS AG is the principal provider of banking services for the pension fund of UBS AG in Switzerland. In this capacity, UBS AG is engaged to execute most of the pension fund’s banking activities. These activities can include, but are not limited to, trading, securities lending and borrowing and derivative transactions. The non-Swiss UBS AG pension funds do not have a similar banking relationship with UBS AG.

Also, UBS AG leases certain properties that are owned by the Swiss pension fund. As of 31 December 2018, the minimum commitment toward the Swiss pension fund under the related leases was approximately USD 10 million (31 December 2017: USD 5 million).

  Refer to the “Composition and fair value of plan assets” table in Note 29a for more information on fair value of investments in UBS AG and UBS Group AG instruments held by the Swiss pension fund

The following amounts have been received or paid by UBS AG from and to the pension and other post-employment benefit plans located in Switzerland, the UK and the US in respect of these banking activities and arrangements.

Related-party disclosure
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Received by UBS AG
Fees	22	36	36
Paid by UBS AG
Rent	3	5	5
Dividends, capital repayments and interest	10	10	14

The transaction volumes in UBS Group AG shares and UBS AG debt instruments and the balances of UBS Group AG shares held as of 31 December were:

Transaction volumes – UBS Group AG shares and UBS AG debt instruments
	For the year ended
	31.12.18	31.12.17
Financial instruments bought by pension funds
UBS Group AG shares (in thousands of shares)	831	905
UBS AG debt instruments (par values, USD million)	9	2
Financial instruments sold by pension funds or matured
UBS Group AG shares (in thousands of shares)	547	2,897
UBS AG debt instruments (par values, USD million)	2	4

UBS Group AG shares held by pension and other post-employment benefit plans
	31.12.18	31.12.17
Number of shares (in thousands of shares)	15,934	16,370
Fair value (USD million)	197	301